Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 HKD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 HKD ($) shares	Jun. 30, 2023 USD ($) shares
Summary of Significant Accounting Policies [Line Items]
Reportable segment	1	1
Cash deposit		$ 800,000	$ 102,000	$ 500,000
Advertising expenses | $			1,000		$ 30,000.00
Salary contribution | $	$ 24		$ 26		$ 25
Share options forfeited (in Shares)	4,774,738	4,774,738	1,727,290	1,727,290
Tax benefit percentage	50.00%	50.00%
Share Options [Member]
Summary of Significant Accounting Policies [Line Items]
Share options forfeited (in Shares)	826,652	826,652	1,727,290	1,727,290	6,662,388
Share options (in Shares)	3,948,086	3,948,086